Risk Management (Details) - Schedule of mortage and other loan - Stage 2 [Member]	12 Months Ended
Dec. 31, 2020
Collective Marks [Member] | Mortgages [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	39.57%
Collective Marks [Member] | Other Loans [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	39.11%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Collective Marks [Member] | Revolving Credit Cards [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	15.73%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Collective Marks [Member] | Collectively Assessed SME [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	39.11%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Expected credit losses individually assessed [member] | Individually Assessed SME [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	22.69%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients considered to be substandard or in incompliance (pre-legal action)
Expected credit losses individually assessed [member] | Middle Market [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Percentage of quantitative criteria for significant increase in credit risk	4.50%
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients considered to be substandard or in incompliance (pre-legal action)
Expected credit losses individually assessed [member] | Corporate And Investment Banking [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Description of quantitative criteria for significant increase in credit risk	Santander Group criteria
Description of quantitative criteria for significant increase in credit risk of portfolio I	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Irregular portfolio > 30 days
Description of quantitative criteria for significant increase in credit risk of market	Restructured marked for monitoring
Description of quantitative criteria for significant increase in credit risk of client	Clients considered to be substandard or in incompliance (pre-legal action)